Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	12/31/2018	12/31/2017

Cash and banks
Local currency	28,233	19,124
Foreign currency	1,123,533	583,604
	1,151,766	602,728
Financial investments
Local currency	3,215,252	472,168
Foreign currency	20,435	1,937
	3,235,687	474,105

	4,387,453	1,076,833